Debt - Schedule of Senior Unsecured Notes (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Aug. 23, 2022 USD ($)
Debt Instrument [Line Items]
Borrowing Currency					$ 575,000,000
Carrying Amount (USD)	$ 4,140,235,000		$ 3,300,396,000
Total Senior Unsecured Notes | Senior Notes
Debt Instrument [Line Items]
Carrying Amount (USD)	$ 2,730,980,000		2,226,524,000
Private Senior A Notes, Due 2026 | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate	4.68%	4.68%
Borrowing Currency	$ 200,000,000		200,000,000
Carrying Amount (USD)	$ 200,000,000.0		200,000,000
Private Series B Notes | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate	4.86%	4.86%
Borrowing Currency	$ 400,000,000.0		400,000,000
Carrying Amount (USD)	$ 400,000,000		400,000,000
Private Series C Notes | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate	4.10%	4.10%
Borrowing Currency	$ 350,000,000.0		350,000,000
Carrying Amount (USD)	$ 350,000,000		350,000,000
Private Series D Notes | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate	1.62%	1.62%
Borrowing Currency | €		€ 400,000		€ 400,000
Carrying Amount (USD) | €		€ 469,856		414,146
Private Series E Notes | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate	1.65%	1.65%
Borrowing Currency | €		€ 350,000		350,000
Carrying Amount (USD) | €		€ 411,124		€ 362,378
Public 5.600% Notes | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate	5.60%	5.60%
Borrowing Currency	$ 400,000,000		0
Carrying Amount (USD)	$ 400,000,000		0
Interest rate	5.60%
Public 5.409% Notes | Senior Notes
Debt Instrument [Line Items]
Contractual Interest Rate	5.41%	5.41%
Borrowing Currency	$ 500,000,000.0		500,000,000
Carrying Amount (USD)	$ 500,000,000		$ 500,000,000
Interest rate	5.409%